Basis of measurement - Non-controlling interests (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Non-controlling interests
Interest attributable to non-controlling shareholders, percentage of total shareholders' equity	49.00%	30.00%
Summarized statement of financial position
Current assets	R$ 1,133,011	R$ 453,411
Current liabilities	716,975	346,144
Non-current assets	2,297,746	977,670
Non-current liabilities	2,266,694	747,019
Accumulated NCI	81,734	R$ 11,924
Non controlling interests | JM Servicos Integrados S.A.
Summarized statement of financial position
Current assets	12,589
Current liabilities	(6,040)
Current net assets	6,549
Non-current assets	16,474
Non-current liabilities	(18,143)
Non-current net assets	(1,669)
Net assets	4,880
Net assets controlling	4,880
Others adjustment from non-controlling	(32)
Non controlling interests | Lacerda & Lacerda Serv.de Transp.e Emergencias Ambientais Ltda
Summarized statement of financial position
Current assets	19,421
Current liabilities	(8,430)
Current net assets	10,991
Non-current assets	205
Non-current liabilities	(7,731)
Non-current net assets	(7,526)
Net assets	3,465
Net assets controlling	3,465
Others adjustment from non-controlling	352
Non controlling interests | Ambipar Response Tank
Summarized statement of financial position
Current assets	63,651
Current liabilities	(26,424)
Current net assets	37,227
Non-current assets	22,490
Non-current liabilities	(750)
Non-current net assets	21,740
Net assets	58,967
Net assets controlling	58,967
Others adjustment from non-controlling	22,130
Non controlling interests | RG Response S.A.
Summarized statement of financial position
Current assets	3,513
Current liabilities	(1,529)
Current net assets	1,984
Non-current assets	4,724
Non-current liabilities	(1,703)
Non-current net assets	3,021
Net assets	5,005
Net assets controlling	5,005
Others adjustment from non-controlling	2,124
Non controlling interests | Ambipar Flyone Servio Aereo Especializado, Comrcio e
Summarized statement of financial position
Current assets	23,371
Current liabilities	(26,520)
Current net assets	(3,149)
Non-current assets	78,623
Non-current liabilities	(28,649)
Non-current net assets	49,974
Net assets	46,825
Net assets controlling	46,825
Others adjustment from non-controlling	22,944
Non controlling interests | Ambipar Response Dracares Apoio Martimo e [Member]
Summarized statement of financial position
Current assets	10,968
Current liabilities	(9,404)
Current net assets	1,564
Non-current assets	44,116
Non-current liabilities	(6,135)
Non-current net assets	37,981
Net assets	39,545
Net assets controlling	39,545
Others adjustment from non-controlling	19,377
Non controlling interests | AMBIPAR Response ES S.A
Summarized statement of financial position
Current assets	37,967
Current liabilities	(32,826)
Current net assets	5,141
Non-current assets	88,305
Non-current liabilities	(52,825)
Non-current net assets	35,480
Net assets	40,621
Net assets controlling	40,621
Net assets non-controlling	1,346
Others adjustment from non-controlling	2,915
Non controlling interests | Total
Summarized statement of financial position
Current assets	171,480
Current liabilities	(111,173)
Current net assets	60,307
Non-current assets	254,937
Non-current liabilities	(115,936)
Non-current net assets	139,001
Net assets	199,308
Net assets controlling	199,308
Net assets non-controlling	1,346
Accumulated NCI	11,924
Others adjustment from non-controlling	69,810
Accumulated NCI adjusted	R$ 81,734